Other assets - Non-Readily Marketable Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Assets [Abstract]
Equity securities without readily determinable fair value, amount	$ 413	$ 479
Equity securities without readily determinable fair value, upward price adjustment, annual amount	1	52	$ 125
Equity securities without readily determinable fair value, downward price adjustment, annual amount	(2)	(41)	(8)
Equity securities without readily determinable fair value, net adjustment, annual amount	(1)	$ 11	$ 117
Equity securities without readily determinable fair value, upward price adjustment, cumulative amount	336
Equity securities without readily determinable fair value, downward price adjustment, cumulative amount	(55)
Equity securities without readily determinable fair value, net price adjustment, cumulative amount	$ 281